ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
2019 Acquisitions
Ifrs Statement [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

	Ceterix	Osiris	Leaf	Brainlab OJR	Atracsys
	$ million	$ million	$ million	$ million	$ million
Intangible assets – Product-related	43	284	14	–	9
Intangible assets – Technology	–	–	–	75	–
Intangible assets – Customer-related	–	80	–	9	1
Property, plant and equipment	2	6	–	–	1
Investments	–	17	–	–	–
Other non-current assets	–	4	–	–	–
Inventory	2	9	1	–	1
Trade and other receivables	1	49	1	–	1
Trade and other payables	(4)	(34)	(1)	–	(1)
Provisions	–	(14)	–	–	–
Non-current liabilities	–	(7)	–	–	–
Net deferred tax asset/(liability)	1	(56)	1	–	(1)
Net assets	45	338	16	84	11
Goodwill	49	298	37	23	31
Consideration (net of cash acquired1)	94	636	53	107	42

Tusker Medical, Inc.
Ifrs Statement [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

Tusker
$ million
Intangible assets – Product-related	53
Property, plant and equipment	6
Other receivables	1
Trade and other payables	(6)
Non-current liabilities	(3)
Net deferred tax asset	5
Net assets	56
Goodwill	83
Consideration (net of $nil cash acquired)	139

Extremity Orthopaedics
Ifrs Statement [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

Extremity Orthopaedics
$ million
Intangible assets – Product-related	101
Intangible assets – Customer-related	11
Property, plant and equipment	22
Inventory	41
Other payables	(23)
Net deferred tax liability	(12)
Net assets	140
Goodwill	96
Consideration (net of $nil cash acquired)	236